BEACON ACCELERATED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (98.67%)
Call Option Contracts (98.67%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2022	$0.01	220	$8,327,836	$8,322,793
Goldman Sachs	07/14/2022	436.60	50	1,892,690	37
Goldman Sachs	07/14/2022	445.40	170	6,435,146	42
Goldman Sachs	08/12/2022	0.01	225	8,517,105	8,501,677
Goldman Sachs	08/12/2022	445.40	100	3,785,380	1,798
Goldman Sachs	08/12/2022	447.90	125	4,731,725	1,967
Goldman Sachs	09/14/2022	0.01	225	8,517,105	8,487,454
Goldman Sachs	09/14/2022	446.52	100	3,785,380	5,746
Goldman Sachs	09/14/2022	447.90	125	4,731,725	6,662
Goldman Sachs	10/14/2022	0.01	220	8,327,836	8,292,475
Goldman Sachs	10/14/2022	446.52	100	3,785,380	11,811
Goldman Sachs	10/14/2022	468.00	120	4,542,456	5,043
Goldman Sachs	11/14/2022	0.01	175	6,624,415	6,588,327
Goldman Sachs	11/14/2022	460.12	65	2,460,497	7,346
Goldman Sachs	11/14/2022	468.00	110	4,163,918	8,857
Goldman Sachs	12/14/2022	0.01	150	5,678,070	5,639,087
Goldman Sachs	12/14/2022	444.53	150	5,678,070	47,614
Goldman Sachs	01/13/2023	0.01	195	7,381,491	7,320,669
Goldman Sachs	01/13/2023	422.93	195	7,381,491	211,767
Goldman Sachs	02/14/2023	0.01	170	6,435,146	6,391,027
Goldman Sachs	02/14/2023	422.93	40	1,514,152	36,235
Goldman Sachs	02/14/2023	437.38	130	4,920,994	91,267
Goldman Sachs	03/14/2023	0.01	175	6,624,415	6,562,685
Goldman Sachs	03/14/2023	400.64	175	6,624,415	377,328
Goldman Sachs	04/14/2023	0.01	175	6,624,415	6,558,118
Goldman Sachs	04/14/2023	376.90	150	5,678,070	544,012
Goldman Sachs	04/14/2023	400.64	25	946,345	59,491
Goldman Sachs	05/12/2023	0.01	170	6,435,146	6,365,383
Goldman Sachs	05/12/2023	376.90	170	6,435,146	645,573
				158,985,960	81,092,291
TOTAL PURCHASED OPTION CONTRACTS
(Cost $96,227,004)				$158,985,960	$81,092,291

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (3.40%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	0.000%	1,371,580	$1,371,580
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.371%	1,424,175	1,424,175
			2,795,755
TOTAL SHORT TERM INVESTMENTS
(Cost $2,795,755)			2,795,755

TOTAL INVESTMENTS (102.07%)
(Cost $99,022,759)			$83,888,046

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.07%)			(1,701,498)

NET ASSETS (100.00%)			$82,186,548

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (1.90%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (1.90%)
S&P 500® Mini Index
Goldman Sachs	07/14/22	$471.62	(100)	$115,995	$(3,785,380)	$(2)
Goldman Sachs	07/14/22	478.18	(340)	376,022	(12,870,292)	(6)
Goldman Sachs	08/12/22	480.36	(200)	228,989	(7,570,760)	(811)
Goldman Sachs	08/12/22	481.85	(250)	300,987	(9,463,450)	(964)
Goldman Sachs	08/12/22	484.31	(250)	313,237	(9,463,450)	(887)
Goldman Sachs	09/14/22	480.46	(200)	236,992	(7,570,760)	(2,221)
Goldman Sachs	10/14/22	482.78	(200)	246,192	(7,570,760)	(4,417)
Goldman Sachs	10/14/22	503.71	(240)	297,115	(9,084,912)	(2,350)
Goldman Sachs	11/14/22	495.78	(130)	178,095	(4,920,994)	(3,430)
Goldman Sachs	11/14/22	506.14	(220)	284,235	(8,327,836)	(3,980)
Goldman Sachs	12/14/22	480.85	(300)	431,385	(11,356,140)	(21,295)
Goldman Sachs	01/13/23	462.35	(390)	623,785	(14,762,982)	(115,996)
Goldman Sachs	02/14/23	464.67	(80)	133,796	(3,028,304)	(21,900)
Goldman Sachs	02/14/23	474.99	(260)	402,207	(9,841,988)	(49,578)
Goldman Sachs	03/14/23	441.79	(350)	540,383	(13,248,830)	(256,302)
Goldman Sachs	04/14/23	418.92	(300)	450,285	(11,356,140)	(473,874)
Goldman Sachs	04/14/23	444.19	(50)	81,198	(1,892,690)	(41,516)
Goldman Sachs	05/12/23	421.00	(340)	531,403	(12,870,292)	(562,239)

TOTAL WRITTEN OPTION CONTRACTS				$5,772,301	$(158,985,960)	$(1,561,768)

BEACON PLANNED RETURN STRATEGY FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (110.41%)
Call Option Contracts (92.20%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2022	$56.80	800	$30,283,040	$25,724,229
Goldman Sachs	07/14/2022	435.25	800	30,283,040	711
Goldman Sachs	08/12/2022	58.00	770	29,147,426	24,638,447
Goldman Sachs	08/12/2022	446.85	770	29,147,426	12,803
Goldman Sachs	09/14/2022	58.40	800	30,283,040	25,525,582
Goldman Sachs	09/14/2022	448.10	800	30,283,040	42,176
Goldman Sachs	10/14/2022	58.25	800	30,283,040	25,524,158
Goldman Sachs	10/14/2022	446.70	800	30,283,040	93,642
Goldman Sachs	11/14/2022	61.18	770	29,147,426	24,319,372
Goldman Sachs	11/14/2022	468.20	770	29,147,426	61,473
Goldman Sachs	12/14/2022	62.50	725	27,444,005	22,776,128
Goldman Sachs	12/14/2022	479.25	725	27,444,005	54,896
Goldman Sachs	01/13/2023	58.25	300	11,356,140	9,555,468
Goldman Sachs	01/13/2023	60.00	285	10,788,333	9,028,517
Goldman Sachs	01/13/2023	62.50	175	6,624,415	5,500,689
Goldman Sachs	01/13/2023	444.53	300	11,356,140	129,022
Goldman Sachs	01/13/2023	457.63	285	10,788,333	75,192
Goldman Sachs	01/13/2023	479.25	175	6,624,415	20,079
Goldman Sachs	02/14/2023	54.78	380	14,384,444	12,219,600
Goldman Sachs	02/14/2023	58.25	400	15,141,520	12,726,275
Goldman Sachs	02/14/2023	423.00	380	14,384,444	411,834
Goldman Sachs	02/14/2023	444.53	400	15,141,520	220,292
Goldman Sachs	03/14/2023	54.78	490	18,548,362	15,743,835
Goldman Sachs	03/14/2023	57.32	290	10,977,602	9,245,711
Goldman Sachs	03/14/2023	423.00	490	18,548,362	609,472
Goldman Sachs	03/14/2023	438.58	290	10,977,602	233,768
Goldman Sachs	04/14/2023	52.30	320	12,113,216	10,356,566
Goldman Sachs	04/14/2023	57.32	460	17,412,748	14,661,892
Goldman Sachs	04/14/2023	401.19	320	12,113,216	753,103
Goldman Sachs	04/14/2023	438.58	460	17,412,748	446,191
Goldman Sachs	05/12/2023	49.17	340	12,870,292	11,100,883
Goldman Sachs	05/12/2023	52.30	440	16,655,672	14,227,615
Goldman Sachs	05/12/2023	377.02	340	12,870,292	1,288,777
Goldman Sachs	05/12/2023	401.19	440	16,655,672	1,105,527
Goldman Sachs	06/14/2023	49.17	465	17,602,017	15,162,388
Goldman Sachs	06/14/2023	377.02	465	17,602,017	1,845,145
				682,125,476	295,441,458

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (110.41%) (continued)
Put Option Contracts (18.21%)
S&P 500® Mini Index:
Goldman Sachs	07/14/2022	$435.25	800	$30,283,040	$4,534,308
Goldman Sachs	08/12/2022	446.85	770	29,147,426	5,255,098
Goldman Sachs	09/14/2022	448.10	800	30,283,040	5,564,677
Goldman Sachs	10/14/2022	446.70	800	30,283,040	5,452,706
Goldman Sachs	11/14/2022	468.20	770	29,147,426	6,811,022
Goldman Sachs	12/14/2022	479.25	725	27,444,005	7,152,698
Goldman Sachs	01/13/2023	444.53	300	11,356,140	2,000,263
Goldman Sachs	01/13/2023	457.63	285	10,788,333	2,221,011
Goldman Sachs	01/13/2023	479.25	175	6,624,415	1,710,758
Goldman Sachs	02/14/2023	423.00	380	14,384,444	1,949,762
Goldman Sachs	02/14/2023	444.53	400	15,141,520	2,685,909
Goldman Sachs	03/14/2023	423.00	490	18,548,362	2,558,704
Goldman Sachs	03/14/2023	438.58	290	10,977,602	1,829,251
Goldman Sachs	04/14/2023	401.19	320	12,113,216	1,308,526
Goldman Sachs	04/14/2023	438.58	460	17,412,748	2,925,652
Goldman Sachs	05/12/2023	377.02	340	12,870,292	1,057,758
Goldman Sachs	05/12/2023	401.19	440	16,655,672	1,843,394
Goldman Sachs	06/14/2023	377.02	465	17,602,017	1,502,862
				341,062,738	58,364,359
TOTAL PURCHASED OPTION CONTRACTS
(Cost $402,655,810)				$1,023,188,214	$353,805,817

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.51%)
Money Market Funds
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(a)	0.000%	3,252,752	$3,252,752
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	1.371%	1,574,456	1,574,456
			4,827,208
TOTAL SHORT TERM INVESTMENTS
(Cost $4,827,208)			4,827,208

TOTAL INVESTMENTS (111.92%)
(Cost $407,483,018)			$358,633,025

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.92%)			(38,195,372)

NET ASSETS (100.00%)			$320,437,653

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (11.77%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (9.28%)
S&P 500® Mini Index
Goldman Sachs	07/14/22	$391.73	(800)	$1,601,556	$(30,283,040)	$(1,246,275)
Goldman Sachs	08/12/22	402.17	(770)	1,568,449	(29,147,426)	(2,093,311)
Goldman Sachs	09/14/22	403.29	(800)	1,797,559	(30,283,040)	(2,462,376)
Goldman Sachs	10/14/22	402.03	(800)	1,708,766	(30,283,040)	(2,572,816)
Goldman Sachs	11/14/22	421.38	(770)	1,712,465	(29,147,426)	(3,636,550)
Goldman Sachs	12/14/22	431.33	(725)	1,637,745	(27,444,005)	(4,050,718)
Goldman Sachs	01/13/23	400.08	(300)	628,185	(11,356,140)	(1,084,562)
Goldman Sachs	01/13/23	411.87	(285)	700,233	(10,788,333)	(1,222,004)
Goldman Sachs	01/13/23	431.33	(175)	441,168	(6,624,415)	(983,827)
Goldman Sachs	02/14/23	380.70	(380)	894,881	(14,384,444)	(1,095,834)
Goldman Sachs	02/14/23	400.08	(400)	881,580	(15,141,520)	(1,512,613)
Goldman Sachs	03/14/23	380.70	(490)	1,209,786	(18,548,362)	(1,479,897)
Goldman Sachs	03/14/23	394.72	(290)	617,686	(10,977,602)	(1,058,547)
Goldman Sachs	04/14/23	361.07	(320)	671,664	(12,113,216)	(786,812)
Goldman Sachs	03/14/23	394.72	(460)	1,014,277	(17,412,748)	(1,736,628)
Goldman Sachs	05/12/23	339.32	(340)	676,583	(12,870,292)	(651,039)
Goldman Sachs	05/12/23	361.07	(440)	967,538	(16,655,672)	(1,130,685)
Goldman Sachs	06/14/23	339.32	(465)	965,317	(17,602,017)	(936,000)
				19,695,438	(341,062,738)	(29,740,494)

Call Option Contracts - (2.49%)
S&P 500® Mini Index
Goldman Sachs	07/14/22	454.75	(1,600)	3,084,712	(60,566,080)	(142)
Goldman Sachs	08/12/22	466.15	(1,540)	2,842,758	(58,294,852)	(10,570)
Goldman Sachs	09/14/22	469.03	(1,600)	3,172,716	(60,566,080)	(29,387)
Goldman Sachs	10/14/22	467.02	(1,600)	3,113,532	(60,566,080)	(70,316)
Goldman Sachs	11/14/22	489.64	(1,540)	3,150,807	(58,294,852)	(51,345)
Goldman Sachs	12/14/22	500.72	(1,450)	3,169,640	(54,888,010)	(47,402)
Goldman Sachs	01/13/23	467.20	(600)	1,387,171	(22,712,280)	(109,760)
Goldman Sachs	01/13/23	481.70	(570)	1,280,766	(21,576,666)	(59,470)
Goldman Sachs	01/13/23	502.49	(350)	788,186	(13,248,830)	(16,465)
Goldman Sachs	02/14/23	448.59	(760)	1,897,683	(28,768,888)	(365,107)
Goldman Sachs	02/14/23	469.07	(800)	1,919,161	(30,283,040)	(186,907)
Goldman Sachs	03/14/23	450.58	(980)	2,653,792	(37,096,724)	(542,652)
Goldman Sachs	03/14/23	463.10	(580)	1,386,171	(21,955,204)	(215,090)
Goldman Sachs	04/14/23	427.67	(640)	1,530,209	(24,226,432)	(826,182)
Goldman Sachs	04/14/23	465.25	(920)	2,351,475	(34,825,496)	(407,521)
Goldman Sachs	05/12/23	404.54	(680)	1,593,207	(25,740,584)	(1,591,905)
Goldman Sachs	05/12/23	429.47	(880)	2,160,357	(33,311,344)	(1,206,808)
Goldman Sachs	06/14/23	406.62	(930)	2,250,554	(35,204,034)	(2,246,009)
				39,732,897	(682,125,476)	(7,983,038)

TOTAL WRITTEN OPTION CONTRACTS				$59,428,335	$(1,023,188,214)	$(37,723,532)

Notes to Quarterly Portfolio of Investments

June 30, 2022 (Unaudited)

1.ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange ("CBOE"). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

BEACON ACCELERATED RETURN STRATEGY FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$81,092,291	$–	$81,092,291
Short Term Investments	2,795,755	–	–	2,795,755
Total	$2,795,755	$81,092,291	$–	$83,888,046

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(1,561,768)	$–	$(1,561,768)
Total	$–	$(1,561,768)	$–	$(1,561,768)

BEACON PLANNED RETURN STRATEGY FUND
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$353,805,817	$–	$353,805,817
Short Term Investments	4,827,208	–	–	4,827,208
Total	$4,827,208	$353,805,817	$–	$358,633,025

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(37,723,532)	$–	$(37,723,532)
Total	$–	$(37,723,532)	$–	$(37,723,532)

There were no Level 3 securities held during the period.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a fund and are apportioned among the classes based on average net assets of each class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.

3.DERIVATIVE INSTRUMENTS

Each Fund's principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.